Equity:	12 Months Ended
Mar. 31, 2011
Equity:

16. Equity:

The Japanese Company Law (the “Company Law”) provides that an amount equal to 10% of cash dividends from retained earnings by the Company and its Japanese subsidiaries must be appropriated as a legal reserve. No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.

The amount of statutory retained earnings of the Company available for dividend payments to shareholders was ¥98,247 million and ¥102,889 million ($1,237,390 thousand) for the years ended March 31, 2010 and 2011, respectively. In accordance with customary practice in Japan, the appropriations are not accrued in the financial statements for the period to which they relate, but are recorded in the subsequent accounting period. Retained earnings for the year ended March 31, 2011 includes amounts representing final cash dividends of ¥6,232 million ($74,949 thousand), ¥45 ($0.54) per share.

Repurchased treasury stock is not entitled to a dividend under the Company Law. NIDEC resolved to repurchase its own shares at several meetings of its Board of Directors during the year ended March 31, 2011. In accordance with the resolution, NIDEC repurchased 670,900 shares of treasury stock for the aggregate cost of ¥4,835 million ($58,148 thousand). NIDEC owned 5,784,406 shares, or ¥24,067 million and 6,593,647 shares, or ¥32,285 million ($388,274 thousand) of treasury stock repurchased for the years ended March 31, 2010 and 2011, which were restricted regarding the payment of cash dividend. On October 1, 2010, the Company made the Nidec Servo Corporation (“NSRV”) a wholly owned subsidiary by way of share exchange transaction. The Company allocated 721,534 shares of its common stock held in treasury, for the share exchange transaction. As a result of this share exchange transaction the Company’s interests in NSRV increased from 64.9% to 100%.

Retained earnings relating to equity in undistributed earnings reflect ¥557 million, ¥197 million and ¥189 million ($2,273 thousand) of accumulated deficit of the companies accounted for by the equity method for the years ended March 31, 2009, 2010 and 2011.

The Company purchased additional interests in major subsidiaries from each noncontrolling interest. These purchases of additional interests were primarily related to the Nidec Sankyo Corporation (“NSNK”) and the Nidec Copal Corporation (“NCPL”). As a result, these capital transactions primarily increased the Company’s interests in NSNK and NCPL from 73.8% and 59.9% to 76.7% and 64.8%, respectively.

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2009:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(16,749)	¥(193)	¥(16,942)
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(2,467)	1,012	(1,455)
Reclassification adjustments for gains and losses realized in net income	(1,380)	630	(750)
Pension liability adjustment:
Actuarial (gains) losses arising during period	(2,271)	879	(1,392)
Reclassification adjustments for actuarial gains (losses) realized in net income	(7)	(14)	(21)
Reclassification adjustments for prior service credit realized in net income	(62)	25	(37)

Other comprehensive income (loss)	¥(22,936)	¥2,339	¥(20,597)

For the year ended March 31, 2010:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,828)	¥(75)	¥(2,903)
Reclassification adjustments for gains and losses realized in net income	(218)	—	(218)
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	4,563	(1,915)	2,648
Reclassification adjustments for gains and losses realized in net income	162	(65)	97
Pension liability adjustment:
Actuarial (gains) losses arising during period	(107)	(175)	(282)
Prior service credit arising during period	138	(56)	82
Reclassification adjustments for actuarial gains (losses) realized in net income	99	(68)	31
Reclassification adjustments for prior service credit realized in net income	(62)	25	(37)

Other comprehensive income (loss)	¥1,747	¥(2,329)	¥(582)

	Yen in millions
	Pre-tax amount	Tax expense	Net-of-tax Amount
For the year ended March 31, 2011:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(16,667)	¥67	¥(16,600)
Reclassification adjustments for gains and losses realized in net income	139	—	139
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(1,739)	714	(1,025)
Reclassification adjustments for gains and losses realized in net income	190	(72)	118
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	546	(208)	338
Reclassification adjustments for gains and losses realized in net income	(192)	73	(119)
Pension liability adjustment:
Actuarial (gains) losses arising during period	(657)	267	(390)
Prior service credit arising during period	841	(345)	496
Reclassification adjustments for actuarial gains (losses) realized in net income	688	(282)	406
Reclassification adjustments for prior service credit realized in net income	(135)	56	(79)

Other comprehensive income (loss)	¥(16,986)	¥270	¥(16,716)

	U.S. dollars in thousands
	Pre-tax amount	Tax expense	Net-of-tax Amount
For the year ended March 31, 2011:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	$(200,445)	$806	$(199,639)
Reclassification adjustments for gains and losses realized in net income	1,672	—	1,672
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(20,914)	8,587	(12,327)
Reclassification adjustments for gains and losses realized in net income	2,285	(866)	1,419
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	6,566	(2,502)	4,064
Reclassification adjustments for gains and losses realized in net income	(2,309)	879	(1,430)
Pension liability adjustment:
Actuarial (gains) losses arising during period	(7,901)	3,211	(4,690)
Prior service credit arising during period	10,114	(4,149)	5,965
Reclassification adjustments for actuarial gains (losses) realized in net income	8,275	(3,391)	4,884
Reclassification adjustments for prior service credit realized in net income	(1,624)	673	(951)

Other comprehensive income (loss)	$(204,281)	$3,248	$(201,033)